13F-CON P 2/14/02

01074846

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
OFFICE OF THE SECRETARY
MAR 2 2001

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 141 West Jackson Boulevard
8th Floor
Chicago IL 60604

Form 13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James M. Hnilo
Title: Director of Compliance
Phone: 312 554 5243

PROCESSED
MAY 13 2002
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature] [Signature] Chicago IL [City, State] 3/01/01 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	N/A

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $ 1,439,521 (thousands)

CONFIDENTIAL TREATMENT EXPIRED

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	N/A

[Repeat as necessary.]

FOIA Confidential Treatment Requested By UBS O'Connor LLC

Name of Issuer	Title/ Class	CUSIP	Value (X1000)	Shrs or Prn Amt	Shr/ Prn	Put/ Call	Invest Discrt	Sole	Voting Shared	Other
AXA	SPONSOREDADR	054536107	7212	100441	Shr		Defined	0	100441	0
SDL INC	CALL	784076101	479	1650	Shr	Call	Defined	0	1650	0
SDL INC	COM	784076101	120047	810100	Shr		Defined	0	810100	0
BANK UTD CORP	CLA	065412108	682	10000	Shr	Put	Defined	0	10000	0
	Total Market Vaule =		**128,420**							

CONFIDENTIAL TREATMENT EXPIRED

Confidential Until March 31, 2001

Name of Issuer	Title/ Class	CUSIP	Value (X1000)	Shrs or Prn Amt	Shrr/ Prn	Put/ Call	Mang	Invest Discrt	Sole	Voting Shared	Other
AT&T CORP	COM	001957109	29738	1717700	Shr			Defined	0	1717700	0
AT&T CORP	PUT	001957109	13004	7779	Shr	Put		Defined	0	7779	0
BANK UTD CORP	CLA	065412108	682	10000	Shr			Defined	0	10000	0
DELHAIZE AMER INC	CLA	246688105	1488	84100	Shr			Defined	0	84100	0
DIAMND OFFSHRE DRILLING I	SBNTCV3.75%07	25271CAA0	4399	4000000	Prn			Defined	0	4000000	0
DIAMND OFFSHRE DRILLING I	DEBZEROCONV20	25271CAC6	8303	16500000	Prn			Defined	0	1.7E+07	0
FAIRFIELD CMNTYS INC	COMPAR$0.01	304231301	18990	1350400	Prn			Defined	0	1350400	0
GLOBAL CROSSING LTD	COM	G3921A100	731	4000	Shr	Call		Defined	0	4000	0
GLOBAL CROSSING LTD	COM	G3921A100	3578	250000	Shr			Defined	0	250000	0
HARCOURT GEN INC	COM	41163G101	14300	250000	Shr			Defined	0	250000	0
HONEYWELL INTL INC	COM	438516106	313	3033	Shr	Put		Defined	0	3033	0
HONEYWELL INTL INC	COM	438516106	113418	2397200	Shr			Defined	0	2397200	0
IMCLONE SYS INC	SUBNTCV144A05	45245WAA7	1951	2000000	Shr			Defined	0	2000000	0
IMCLONE SYS INC	SUBNTCV5.5%05	45245WAD1	6866	7000000	Prn			Defined	0	7000000	0
INTERMDIA COMNICTNS INC	COM	458801107	31194	4340100	Shr			Defined	0	4340100	0
PEPSICO INC	COM	713448108	19275	388900	Shr	Put		Defined	0	388900	0
QUAKER OATS CO	COM	747402105	26359	270700	Shr			Defined	0	270700	0
STMICROELECTRONICS N V	SUBLYONZERO09	861012AB8	63173	52000000	Prn			Defined	0	5.2E+07	0
SUNRISE ASSISTED LIVING I	SUBNTCV5.5%02	86768KAC0	4534	5000000	Prn			Defined	0	5000000	0
UNION CARBIDE CORP	CALL	905581104	1325	1108	Shr	Call		Defined	0	1108	0
UNION CARBIDE CORP	COM	905581104	131001	2434400	Shr			Defined	0	2434400	0

Total Market Value = 494,622

Confidential Until June 30, 2001

FOIA Confidential Treatment Requested By UBS O'Connor LLC

CONFIDENTIAL TREATMENT EXPIRED

Name of Issuer	Title/ Class	CUSIP	Value (X1000)	Shrs or Prn Amt	Shr/ Prn	Put/ Call	Mang	Invest Discrt	Sole	Voting Shared	Other
BIOCHEM PHARMA INC	COM	09058T108	30141	941900	Shr			Defined	0	941900	0
FEDRTED DPT STORES INC DEL	CALL	31410H101	3622	402500	Shr	Call		Defined	0	402500	0
GEORGIA PAC CORP	COM-TMBRGRP	373298702	5218	174300	Shr			Defined	0	174300	0
GLOBAL CROSSING LTD	PFDCV6.75%	G3921A134	15969	110000	Prn			Defined	0	110000	0
HEALTH MGMT ASSOC INC NEW	SRSBDBCV144A20	421933AA0	8136	11260000	Shr			Defined	0	11260000	0
HEWLETT PACKARD CO	SBLYONZERO17	428236AC7	32949	62021000	Prn			Defined	0	62021000	0
IPALCO ENTERPRISES INC	COM	462613100	2344	96900	Shr	Call		Defined	0	96900	0
KERR MCGEE CORP	SBDBCV5.25%10	492386AP2	11988	9500000	Prn			Defined	0	9500000	0
LATTICE SEMICONDUCTOR CORP	SUBNTCV4.75%06	518415AC8	12432	11500000	Prn			Defined	0	11500000	0
LSI LOGIC CORP	SBNTCV4.25%04	502161AD4	27757	22000000	Prn			Defined	0	22000000	0
MCN ENERGY GROUP INC	COM	55267J100	54254	1959500	Shr			Defined	0	1959500	0
POWERTEL INC	COM	73936C109	82296	1328700	Shr			Defined	0	1328700	0
PRICE COMMUNICATIONS CORP	COMNEW	741437305	18494	1100000	Shr			Defined	0	1100000	0
PRICE COMMUNICATIONS CORP	COM	741437305	812	4000	Shr	Put		Defined	0	4000	0
SANMINA CORP	SUBNTCV4.25%04	800907AB3	30186	16450000	Prn			Defined	0	16450000	0
SCI SYS INC	SUBNTCONV3%07	783890AF3	23849	29971000	Prn			Defined	0	29971000	0
SOLECTRON CORP	SRLYONZERO20	834182AK3	69834	123600000	Prn			Defined	0	123600000	0
TELEFONOS DE MEXICO S A	SRDBCV4.25%04	879403AD5	16956	15500000	Prn			Defined	0	15500000	0
TYCO INTL LTD NEW	LYONZRO144A20	902124AA4	54196	71000000	Shr			Defined	0	71000000	0
VOICESTREAM WIRELESS CORP	COM	928615103	201270	2000200	Shr			Defined	0	201270	0
WEATHERFORD INTL INC	SDCVZRO144A20	947074AA8	45934	76000000	Prn			Defined	0	76000000	0
WEATHERFORD INTL INC	SRDBCVZERO20	947074AB6	22665	37500000	Prn			Defined	0	37500000	0
WILLAMETTE INDS INC	COM	969133107	45177	962500	Shr			Defined	0	962500	0

Total Market Vaule = 816,479

Confidential Until December 31, 2001